Hartford Schroders International Multi-Cap Value Fund Expense Example, No Redemption - Hartford Schroders International Multi-Cap Value Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	$ 2,190